Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014	Nov. 19, 2014
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	1,160,000	2,400,000	1,861,000
Preferred stock, shares outstanding	1,160,000	2,400,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	28,874,299	21,581,103
Common stock, shares outstanding	28,874,299	21,581,103